Significant Events (Tables)	12 Months Ended
Dec. 31, 2023
Significant Events [Abstract]
Schedule of Senior Bonds	As of December 31, 2023 the Bank has registered senior bonds for an amount of CLP 750,000,000,000 and UF 21,000,000. The debt issuance information is included in Note 17.
Series	Currency	Term (annual)	Issuance rate (annual)	Placement date	Amount	Maturity date
AA1	CLP	6 years	6.60%	12-01-2022	100,000,000,000	12-01-2028
AA2	CLP	6.5 years	6.20%	12-01-2022	100,000,000,000	06-01-2029
AA3	CLP	8 years	6.20%	09-01-2022	100,000,000,000	09-01-2030
AA4	CLP	10.5 years	6.25%	09-01-2022	100,000,000,000	03-01-2033
AA5	UF	9.5 years	2.95%	08-01-2022	10,000,000	02-01-2032
AA6	UF	15 years	2.70%	10-01-2022	5,000,000	10-01-2037
AA7	CLP	3.5 years	6.80%	02-01-2023	75,000,000,000	08-01-2026
AA8	CLP	4.5 years	6.70%	03-31-2023	100,000,000,000	09-01-2027
AA9	CLP	8 years	6.30%	03-31-2023	75,000,000,000	11-01-2030
AA10	CLP	8 years	7.10%	04-24-2023	50,000,000,000	03-01-2026
AA11	CLP	3 years	6.40%	07-01-2023	50,000,000,000	07-012026
AA12	UF	10 years	3.40%	09-01-2023	3,000,000	03-01-2033
AA13	UF	6 years	3.40%	09-01-2023	3,000,000	09-01-2029